PACE® Select Advisors Trust

January 30, 2025

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 29, 2024, as supplemented.

Includes:

•  PACE® Strategic Fixed Income Investments

•  PACE® Large Co Growth Equity Investments

•  PACE® International Emerging Markets Equity Investments

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information for series (each, a "fund") of PACE® Select Advisors Trust (the "Trust").

First, the purpose of this supplement is to update certain information regarding the portfolio management team of Neuberger Berman Investment Advisers LLC ("Neuberger Berman"), a sub-advisor to PACE® Strategic Fixed Income Investments, a series of the Trust.

Second, the purpose of this supplement is to update certain information regarding the portfolio management team of Polen Capital Management, LLC ("Polen"), a sub-advisor to PACE® Large Co Growth Equity Investments, a series of the Trust.

Third, the purpose of this supplement is to update certain information regarding the portfolio management team of William Blair Investment Management, LLC ("William Blair"), a sub-advisor to PACE® International Emerging Markets Equity Investments, a series of the Trust.

Fourth, the purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Alternative Strategies Investments, a series of the Trust. Aviva Investors Americas LLC ("AIA") had been a sub-advisor to the fund since May 9, 2016. AIA is a wholly-owned, direct subsidiary of Aviva Investors North America Holdings, Inc. ("Aviva Holdings"), which is a wholly-owned subsidiary of Aviva Investors Holdings Ltd. ("Aviva Investors"), which in turn is a subsidiary of Aviva plc. AIA used "associated persons" employed by an affiliate of AIA, Aviva Investors Global Services Limited ("Aviva (UK)"), in its provision of investment advisory services to the fund under a "participating affiliate" arrangement. Aviva Investors' North American operations, including those that had been carried out by AIA, are now being managed by Aviva Investors Canada Inc. ("AIC" or "Aviva"), an affiliate of AIA, as of January 24, 2025. In anticipation of these changes, and at the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") terminated AIA as subadvisor to the fund and approved a new sub-advisory agreement with

ZS-1275

AIC which became effective as of January 24, 2025. AIC assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective on January 24, 2025. The terms of the new sub-advisory agreement with AIC are substantially similar to those of the former sub-advisory agreement with AIA. AIC will continue to use the same associated persons of Aviva (UK) in its provision of investment advisory services to the fund under a "participating affiliate" arrangement as used by AIA. No material changes are expected to occur with respect to the management of AIC's allocated portion of the fund.

I. PACE® Strategic Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Bradley C. Tank in the Prospectuses and SAI are hereby removed.

The section captioned "PACE Strategic Fixed Income Investments Fund summary" and sub-captioned "Portfolio management team" on page 21 of the Class A Prospectus, on page 23 of the Class P Prospectus and beginning on page 21 of the Class P2 Prospectus is revised by replacing the second bullet point of that section with the following:

• Neuberger Berman—Thanos Bardas and David M. Brown, each a Managing Director of Neuberger Berman, have been portfolio managers of the fund since 2015. Ashok Bhatia, Managing Director, has been a portfolio manager of the fund since 2017. Adam Grotzinger, Managing Director, has been a portfolio manager of the fund since 2019. Robert Dishner, Managing Director, and Thomas Sobanski, Senior Vice President, have been portfolio managers of the fund since December 2024.

The section captioned "Management" and sub-captioned "PACE Strategic Fixed Income Investments" beginning on page 154 of the Class A Prospectus, beginning on page 158 of the Class P Prospectus and beginning on page 148 of the Class P2 Prospectus is revised by replacing the seventh paragraph of that section in its entirety with the following:

Thanos Bardas and David M. Brown have been primarily responsible for the day-to-day management of the portion of the fund allocated to Neuberger Berman since 2015. Ashok Bhatia has been primarily responsible for the day-to-day management of the portion of the fund allocated to Neuberger Berman since 2017. Adam Grotzinger has been primarily responsible for the day-to-day management of the portion of the fund allocated to Neuberger Berman since 2019. Robert Dishner and Thomas Sobanski have been primarily responsible for the day-to-day management of the portion of the fund allocated to Neuberger Berman since December 2024.

The same section is further revised by deleting the eleventh paragraph and adding the following as the twelfth and thirteenth paragraphs of that section:

Robert Dishner, Managing Director, joined the firm in 2019. Mr. Dishner is a Co-Manager on global bond portfolios as well as a Senior Portfolio Manager on the multi-sector fixed income team. Prior to joining Neuberger Berman, Mr. Dishner was a Portfolio Manager at Balyasny Asset Management, focused on cross-asset macro investing including emerging and developed market rates, credit, equity and foreign currency. From 2003 to 2010, Mr. Dishner worked at Stark Investments where he was a Principal of the firm, and held various roles including co-head of distressed trading, head of equity long/short for Europe and the Americas and co-head of emerging markets. Previously, Mr. Dishner worked at UBS Warburg as a high yield healthcare analyst as well as in its distressed advisory business, Chilmark Partners (Zell/Chilmark Fund), a distressed buyout and advisory firm, and started his career at GE Capital in 1991 in its corporate finance group.

Tom Sobanski, CFA, Senior Vice President, joined the firm in 2015. Mr. Sobanski is a Portfolio Manager on the multi-sector fixed income team strategies. He is the lead portfolio manager for Canadian multi-sector fixed income strategies and serves as an additional portfolio manager for global multi-sector funds. Prior to this role, Mr. Sobanski worked as a trader focused on interest rate strategies. Before joining Neuberger Berman, he worked at Guggenheim Partners as an analyst and as a consultant at Northern Trust. He has been awarded the Chartered Financial Analyst designation.

The section captioned "Portfolio managers" and sub-captioned "PACE Strategic Fixed Income Investments—Pacific Investment Management Company LLC, Neuberger Berman Investment Advisers LLC and Brown Brothers Harriman & Co., acting through a separately identifiable department known as the Brown Brothers Harriman Mutual Fund Advisory Department" and sub-sub-captioned "Neuberger Berman Investment Advisers LLC" beginning on page 179 of the SAI is revised by replacing the first paragraph of that section in its entirety with the following:

Thanos Bardas, David M. Brown, Adam Grotzinger, Ashok Bhatia, Robert Dishner, and Thomas Sobanski are the portfolio managers primarily responsible for the day-to-day management of Neuberger Berman's allocated portion of the fund's assets. The following tables provide information relating to other accounts managed by the portfolio managers as of July 31, 2024 (in the case of Messrs. Bardas, Brown, Bhatia, and Grotzinger) or December 31, 2024 (in the case of Messrs. Dishner and Sobanski):

The same section of the SAI is revised by inserting the following as the last charts of that section:

Robert Dishner

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	8	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,767	$6,868	$142
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

Thomas Sobanski

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	5	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$5,767	$6,678	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

The same section of the SAI is revised by replacing the last paragraph of that section in its entirety with the following:

Ownership of fund shares. As of July 31, 2024, Messrs. Bardas, Brown, Bhatia, and Grotzinger did not own shares of the fund. As of December 31, 2024, Messrs. Dishner and Sobanski did not own shares of the fund.

II. PACE® Large Co Growth Equity Investments

Effective March 31, 2025, the Prospectuses and SAI are hereby revised as follows:

All references to Brandon Ladoff in the Prospectuses and SAI are hereby removed.

III. PACE® International Emerging Markets Equity Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to Todd M. McClone in the Prospectuses and SAI are hereby removed.

IV. PACE® Alternative Strategies Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Aviva Investors Americas LLC" as a subadvisor to PACE Alternative Strategies Investments in the Prospectuses and SAI are hereby replaced with "Aviva Investors Canada Inc."

In addition, all references to "225 West Wacker, Suite 2250, Chicago, IL 60606" in the Prospectuses are hereby replaced with "100 King Street West, Floor 49, Toronto, Ontario M5X 2A2".

In addition, the section captioned "PACE® Alternative Strategies Investments Fund summary" and sub-captioned "Performance—Risk/return bar chart and table" on page 77 of the Class A Prospectus, on page 81 of the Class P Prospectus and on page 78 of the Class P2 Prospectus is revised by replacing the eighth to last sentence of the first paragraph of that section with the following:

An affiliated entity under common ownership with Aviva Investors Canada Inc. ("Aviva") assumed day-to-day management of a separate portion of the fund's assets on May 9, 2016. Aviva assumed day-to-day management of such separate portion of the fund's assets on January 24, 2025.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

© UBS 2025. All rights reserved.
UBS Asset Management (Americas) LLC.